UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: March 31

Date of reporting period: September 30, 2014

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	September 30, 2014

WESTERN ASSET

INTERMEDIATE-TERM

MUNICIPALS FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to provide as high a level of income exempt from regular federal income tax* as is consistent with prudent investing.

*	A portion of the income may be subject to the federal alternative minimum tax (“AMT”), and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Intermediate-Term Municipals Fund for the six-month reporting period ended September 30, 2014. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Kenneth D. Fuller

President and Chief Executive Officer

October 31, 2014

II	Western Asset Intermediate-Term Municipals Fund

Investment commentary

Economic review

Since the end of the Great Recession, the U.S. economy has expanded at a slower than usual pace, compared to recent history. U.S. gross domestic product (“GDP”)i growth, as reported by the U.S. Department of Commerce’s revised figures, was 4.5% during the third quarter of 2013, its best reading since the fourth quarter of 2011. Toward the beginning of the six months ended September 30, 2014 (the “reporting period”), the severe winter weather played a key role in a sharp reversal in the economy, a 2.1% contraction during the first quarter of 2014. This was the first negative GDP report in three years. Negative contributions were widespread: private inventory investment, exports, state and local government spending, nonresidential and residential fixed investment. Thankfully, this setback was very brief, as second quarter GDP growth was 4.6%, suggesting the recovery has some resilience and continues to recover from the severe consequences of the Great Recession. The second quarter rebound in GDP growth was driven by several factors, including an acceleration in personal consumption expenditures (“PCE”), increased private inventory investment and exports, as well as an upturn in state and local government spending. After the reporting period ended, the Department of Commerce’s initial estimate for third quarter GDP growth was 3.5%, driven by contributions from PCE, exports, nonresidential fixed investment and government spending.

The U.S. manufacturing sector continued to support the economy during the reporting period. Based on figures for the Institute for Supply Management’s Purchasing Managers’ Index (“PMI”)ii, U.S. manufacturing expanded during all six months of the reporting period (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). PMI peaked in August 2014, with a reading of 59.0, representing its highest reading since March 2011. While PMI dipped to 56.6 in September, fifteen of the eighteen industries within the PMI expanded during the month.

The U.S. job market improved during the reporting period. When the period began, unemployment, as reported by the U.S. Department of Labor, was 6.3%, where it remained in May. Unemployment then generally declined over the next several months, reaching a low of 5.9% in September 2014. This represented the lowest level since July 2008. Falling unemployment during the period was partially due to a decline in the workforce participation rate, which was 62.7% in September 2014, its lowest level since 1978.

Western Asset Intermediate-Term Municipals Fund	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (“Fed”)iii respond to the economic environment?

A. The Fed took a number of actions as it sought to meet its dual mandate of fostering maximum employment and price stability. As has been the case since December 2008, the Fed kept the federal funds rateiv at a historically low range between zero and 0.25%. At its meeting in December 2012, prior to the beginning of the reporting period, the Fed announced that it would continue purchasing $40 billion per month of agency mortgage-backed securities (“MBS”), as well as initially purchasing $45 billion per month of longer-term Treasuries. Following the meeting that concluded on December 18, 2013, the Fed announced that it would begin tapering its monthly asset purchases, saying “Beginning in January 2014, the Committee will add to its holdings of agency MBS at a pace of $35 billion per month rather than $40 billion per month, and will add to its holdings of longer-term Treasury securities at a pace of $40 billion per month rather than $45 billion per month.”

At each of the Fed’s next five meetings (January, March, April, June and July 2014), it announced further $10 billion tapering of its asset purchases. At its meeting that ended on September 17, 2014, the Fed again cut its monthly asset purchases by a total of $10 billion. Beginning in October, it will buy a total of $15 billion per month ($5 billion per month of agency MBS and $10 billion per month of longer-term Treasuries). The Fed also said “it likely will be appropriate to maintain the current target range for the federal funds rate for a considerable time after the asset purchase program ends, especially if projected inflation continues to run below the Committee’s 2.0% longer-run goal, and provided that longer-term inflation expectations remain well anchored.” Finally, at its meeting that ended on October 29, 2014, after the reporting period ended, the Fed announced that its asset purchase program had concluded. The Fed also said that it “currently anticipates that, even after employment and inflation are near mandate-consistent levels, economic conditions may, for some time, warrant keeping the target federal funds rate below levels the Committee views as normal in the longer run.”

Q. Did Treasury yields trend higher or lower during the six months ended September 30, 2014?

A. Short-term Treasury yields moved higher, whereas long-term Treasury yields declined during the reporting period. When the reporting period began, the yield on the two-year Treasury was 0.44%. It fell as low as 0.35% on May 20, 2014, and was as high as 0.59% in mid-September 2014, before ending the period at 0.58%. The yield on the ten-year Treasury began the period at 2.73%. It fell as low as 2.34% on August 15 and August 28, 2014, peaked at 2.82% on April 2, 2014, and ended the period at 2.52%.

Q. What factors impacted the spread sectors (non-Treasuries) during the reporting period?

A. While there were several periods of weakness, the spread sectors generated positive results during the reporting period. Spread sectors generated positive results from April through June 2014 as intermediate- and long-term interest rates declined and investor demand was solid. Investor sentiment fluctuated over the last three months of the reporting period given uncertainties regarding

IV	Western Asset Intermediate-Term Municipals Fund

future Fed monetary policy, concerns over global growth and a host of escalating geopolitical issues. The spread sectors then largely declined in July, rallied in August and again fell in September.

Q. How did the municipal bond market perform versus the taxable bond market over the reporting period?

A. The municipal bond market outperformed its taxable bond counterpart during the six months ended September 30, 2014. Over that period, the Barclays Municipal Bond Indexv and the Barclays U.S. Aggregate Indexvi gained 4.12% and 2.21%, respectively. The municipal bond market outperformed the taxable bond market during all six months of the reporting period.

Performance review

For the six months ended September 30, 2014, Class A shares of Western Asset Intermediate-Term Municipals Fund, excluding sales charges, returned 3.47%. The Fund’s unmanaged benchmark, the Barclays 1–15 Year Municipal Bond Indexvii, returned 3.08% for the same period. The Lipper Intermediate Municipal Debt Funds Category Average1 returned 2.99% over the same time frame.

Certain investors may be subject to the federal alternative minimum tax, and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Performance Snapshot as of September 30, 2014 (unaudited)
(excluding sales charges)	6 months
Western Asset Intermediate-Term Municipals Fund:
Class A	3.47%
Class C	3.17%
Class I	3.55%
Barclays 1–15 Year Municipal Bond Index	3.08%
Lipper Intermediate Municipal Debt Funds Category Average[1]	2.99%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended September 30, 2014 for Class A, Class C and

[1]	Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended September 30, 2014, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 212 funds in the Fund’s Lipper category, and excluding sales charges.

Western Asset Intermediate-Term Municipals Fund	V

Investment commentary (cont’d)

Class I shares were 2.16%, 1.64% and 2.36%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yield for Class I shares would have been 2.34%. The 30-Day SEC Yield is subject to change and is based on the yield to maturity of the Fund’s investments over a 30-day period and not on the dividends paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated August 1, 2014, the gross total annual operating expense ratios for Class A, Class C and Class I shares were 0.75%, 1.33% and 0.71%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets is not expected to exceed 0.60% for Class I shares. This expense limitation arrangement cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Kenneth D. Fuller

President and Chief Executive Officer

October 31, 2014

RISKS: The Fund’s investments are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Municipal securities purchased by the Fund may be adversely affected by changes in the financial condition of municipal issuers and insurers, regulatory and political developments, uncertainties and public perceptions, and other factors. Lower-rated, higher yielding bonds are subject to greater credit risk, including the risk of default, than higher-rated obligations. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

VI	Western Asset Intermediate-Term Municipals Fund

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the U.S. manufacturing sector.

iii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]	The Barclays Municipal Bond Index is a market value weighted index of investment grade municipal bonds with maturities of one year or more.

vi

The Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

vii	The Barclays 1–15 Year Municipal Bond Index is a market value weighted index of investment grade (Baa3/BBB- or higher) fixed-rate municipal bonds with maturities of one to fifteen years.

Western Asset Intermediate-Term Municipals Fund	VII

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of September 30, 2014 and March 31, 2014 and does not include derivatives, such as futures contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.
‡	Represents less than 0.1%

Western Asset Intermediate-Term Municipals Fund 2014 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on April 1, 2014 and held for the six months ended September 30, 2014.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	3.47%	$1,000.00	$1,034.70	0.75%	$3.83	Class A	5.00%	$1,000.00	$1,021.31	0.75%	$3.80
Class C	3.17	1,000.00	1,031.70	1.33	6.77	Class C	5.00	1,000.00	1,018.40	1.33	6.73
Class I	3.55	1,000.00	1,035.50	0.60	3.06	Class I	5.00	1,000.00	1,022.06	0.60	3.04
[1]	For the six months ended September 30, 2014.

[2]

Assumes the reinvestment of all distributions at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 365.

2	Western Asset Intermediate-Term Municipals Fund 2014 Semi-Annual Report

Spread duration (unaudited)

Economic exposure — September 30, 2014

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

Benchmark	— Barclays 1-15 Year Municipal Bond Index
WA Intermediate-Term	— Western Asset Intermediate-Term Municipals Fund

Western Asset Intermediate-Term Municipals Fund 2014 Semi-Annual Report	3

Effective duration (unaudited)

Interest rate exposure — September 30, 2014

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

Benchmark	— Barclays 1-15 Year Municipal Bond Index
WA Intermediate-Term	— Western Asset Intermediate-Term Municipals Fund

4	Western Asset Intermediate-Term Municipals Fund 2014 Semi-Annual Report

Schedule of investments (unaudited)

September 30, 2014

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 92.0%
Alabama — 0.4%
Clarke & Mobile County, AL, Gas District, Gas Revenue, AMBAC	5.250%	1/1/24	$1,935,000	$1,999,784	(a)
Jefferson County, AL, Sewer Revenue	5.000%	10/1/22	2,000,000	2,283,980
Jefferson County, AL, Sewer Revenue, Warrants	5.000%	10/1/23	4,000,000	4,565,600
Total Alabama				8,849,364
Arizona — 0.2%
Phoenix, AZ, Civic Improvement Corp., Wastewater System Revenue, Junior Lien	5.000%	7/1/27	4,000,000	4,810,080
California — 14.3%
Bay Area Toll Authority, CA, Toll Bridge Revenue:
San Francisco Bay Area	0.740%	10/1/19	10,000,000	10,159,900	(b)(c)
San Francisco Bay Area	0.940%	5/1/23	37,000,000	37,055,500	(b)(c)
San Francisco Bay Area	1.140%	4/1/24	10,000,000	10,093,400	(b)(c)
California Health Facilities Financing Authority Revenue, Stanford Hospital	5.000%	11/15/25	27,465,000	31,252,973
California State Economic Recovery, GO	5.000%	7/1/20	35,000,000	41,292,650	(d)
California State PCFA, Water Furnishing Revenue	5.000%	7/1/27	8,190,000	8,941,105	(e)(f)
California State PCFA, Water Furnishing Revenue	5.000%	7/1/27	3,665,000	3,834,873	(f)
California State Public Works Board, Lease Revenue:
Department of Corrections	5.250%	9/1/16	4,245,000	4,261,471
Various Capital Projects	5.250%	10/1/25	4,000,000	4,804,120
Various Capital Projects	5.250%	10/1/26	4,385,000	5,244,504
Various Capital Projects	5.000%	10/1/27	5,180,000	5,959,642
California Statewide CDA Revenue, John Muir Health	5.000%	7/1/29	6,660,000	7,381,411
California Statewide CDA, Student Housing Revenue, Provident Group-Pomona Properties LLC	5.600%	1/15/36	9,000,000	9,070,290
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue	5.250%	11/15/23	3,975,000	4,645,622
Los Angeles, CA, Convention & Exhibition Center Authority, Lease Revenue	5.125%	8/15/22	7,250,000	8,251,152
M-S-R Energy Authority, CA, Gas Revenue	6.125%	11/1/29	19,900,000	25,518,168
Modesto, CA, Irrigation District Financing Authority, Electric System Revenue	5.000%	10/1/27	10,000,000	11,113,000
Northern, CA, Power Agency Revenue	5.000%	7/1/21	1,575,000	1,820,243
Northern, CA, Power Agency Revenue:
Lodi Energy Center	5.000%	6/1/19	2,000,000	2,311,020
Lodi Energy Center	5.000%	6/1/20	2,000,000	2,332,400
Lodi Energy Center	5.000%	6/1/25	15,805,000	18,048,362

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2014 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

September 30, 2014

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
California — continued
Palomar, CA, Pomerado Health Care District, COP	6.625%	11/1/29	$10,000,000	$10,766,700
Riverside County, CA, Transportation Commission Sales Tax Revenue, Limited Tax	5.250%	6/1/26	4,700,000	5,778,885
Sacramento, CA, Cogeneration Authority Project Revenue:
Procter & Gamble Project	5.000%	7/1/18	800,000	896,600
Procter & Gamble Project	5.000%	7/1/19	900,000	1,022,481
Procter & Gamble Project	5.250%	7/1/20	1,250,000	1,438,612
Procter & Gamble Project	5.250%	7/1/21	1,000,000	1,164,940
San Bernardino County, CA, COP:
Arrowhead Project	5.500%	8/1/21	11,855,000	13,290,522
Arrowhead Project	5.000%	8/1/22	8,755,000	9,499,263
Arrowhead Project	5.125%	8/1/24	10,000,000	10,807,900
San Francisco, CA, City & County Airports Commission, International Airport Revenue	4.900%	5/1/29	42,250,000	48,335,267
Southern California Public Power Authority, Natural Gas Project Revenue, Project Number 1	5.250%	11/1/26	2,000,000	2,350,920
Total California				358,743,896
Colorado — 3.2%
Colorado Health Facilities Authority Revenue:
Sisters of Charity Leavenworth Health System Inc.	5.250%	1/1/25	12,735,000	14,785,590
Sisters of Charity Leavenworth Health System Inc.	5.000%	1/1/30	13,500,000	15,176,970
E-470 Public Highway Authority Revenue, CO	5.250%	9/1/25	7,105,000	7,851,380
E-470 Public Highway Authority Revenue, CO	5.375%	9/1/26	3,000,000	3,318,150
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.125%	11/15/23	14,210,000	17,844,634
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.250%	11/15/28	8,000,000	10,298,880
Regional Transportation District, CO, COP	5.000%	6/1/25	10,000,000	11,022,800
Total Colorado				80,298,404
Connecticut — 0.6%
Connecticut State, GO	0.690%	9/15/17	7,000,000	7,032,060	(b)(c)
Connecticut State, GO	0.810%	9/15/18	3,000,000	3,048,240	(b)
Connecticut State, GO	0.960%	9/15/19	4,000,000	4,058,320	(b)
Total Connecticut				14,138,620
Florida — 7.1%
Broward County, FL, Airport System Revenue	5.000%	10/1/24	3,000,000	3,404,370
Broward County, FL, Airport System Revenue	5.375%	10/1/29	12,000,000	13,762,200
Citizens Property Insurance Corp., FL	5.000%	6/1/16	25,000,000	26,845,500
Citizens Property Insurance Corp., FL	5.375%	6/1/16	20,000,000	21,600,200

See Notes to Financial Statements.

6	Western Asset Intermediate-Term Municipals Fund 2014 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Citizens Property Insurance Corp., FL	5.250%	6/1/17	$5,000,000	$5,576,200
Cityplace, FL, Community Development District, Special Assessment Revenue	5.000%	5/1/22	1,860,000	2,073,193
Florida State Municipal Loan Council Revenue, NATL	5.250%	11/1/16	265,000	265,914
Jacksonville Beach, FL, Utility Revenue	7.900%	10/1/14	355,000	355,000	(g)
Jacksonville, FL, Sales Tax Revenue, Better Jacksonville	5.000%	10/1/25	4,750,000	5,632,123
Killarney, FL, Community Development District Special Assessment Revenue	5.125%	5/1/09	440,000	198,000	(h)
Lee County, FL, Airport Revenue:
Assured Guaranty	5.000%	10/1/21	12,245,000	13,820,931	(e)
Assured Guaranty	5.000%	10/1/22	8,000,000	8,942,400	(e)
Miami-Dade County, FL, Aviation Revenue:
Miami International Airport	5.500%	10/1/27	3,000,000	3,452,250	(e)
Miami International Airport	5.000%	10/1/29	5,000,000	5,527,550
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/24	3,000,000	3,596,130	(i)
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/25	3,730,000	4,435,940	(i)
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/26	1,700,000	2,008,992	(i)
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/27	2,350,000	2,759,652	(i)
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/28	1,000,000	1,167,860	(i)
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/30	2,500,000	2,878,575	(i)
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/31	2,750,000	3,156,478	(i)
Miami-Dade County, FL, Expressway Authority Toll System Revenue, Assured Guaranty	3.000%	7/1/16	1,205,000	1,257,466
Miami-Dade County, FL, School Board, COP	5.000%	2/1/24	8,000,000	8,815,280
Orange County, FL, Health Facilities Authority Revenue:
Orlando Health Inc.	5.250%	10/1/21	6,935,000	7,983,433
Orlando Health Inc.	5.250%	10/1/22	7,095,000	8,124,059
Orlando Health Inc.	5.125%	10/1/26	4,050,000	4,482,054
Palm Beach County, FL, Solid Waste Authority Revenue	5.000%	10/1/24	3,500,000	4,054,435
Palm Beach County, FL, Solid Waste Authority Revenue	5.000%	10/1/25	3,350,000	3,871,997
Palm Beach County, FL, Solid Waste Authority Revenue	5.000%	10/1/27	1,155,000	1,329,590
South Broward, FL, Hospital District Revenue	5.000%	5/1/28	5,920,000	6,417,043
Sterling Hill, FL, Community Development District	5.500%	11/1/10	610,000	384,300	(h)
Total Florida				178,179,115

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2014 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

September 30, 2014

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Georgia — 2.7%
Atlanta & Fulton County, GA, Recreational Authority Revenue:
Zoo	5.000%	12/1/19	$1,770,000	$1,988,560
Zoo	5.000%	12/1/20	1,860,000	2,086,585
Atlanta, GA, Water & Wastewater Revenue	6.000%	11/1/23	5,465,000	6,689,980
Atlanta, GA, Water & Wastewater Revenue	6.000%	11/1/24	15,885,000	19,393,202
Burke County, GA, Development Authority, PCR, Oglethorpe Power Corp.	7.000%	1/1/23	5,000,000	5,732,100
De Kalb County, GA, Water & Sewer Revenue	5.250%	10/1/26	2,500,000	2,950,975
DeKalb, Newton & Gwinnett Counties, GA, Joint Development Authority Revenue, GGC Foundation LLC Project	6.000%	7/1/29	6,000,000	6,980,460
Georgia State Higher EFA Revenue, USG Real Estate Foundation II LLC Project	5.375%	6/15/29	3,000,000	3,368,790
Main Street Natural Gas Inc., GA, Gas Project Revenue	5.000%	3/15/18	5,000,000	5,539,900
Main Street Natural Gas Inc., GA, Gas Project Revenue	5.000%	3/15/21	7,110,000	8,058,474
Main Street Natural Gas Inc., GA, Gas Revenue	5.250%	9/15/19	1,500,000	1,732,470
Private Colleges & Universities Authority, GA, Revenue, Savannah College of Art & Design Inc. Project	5.000%	4/1/28	2,000,000	2,220,080	(i)
Savannah, GA, Downtown Authority Revenue, Refunding, Chatham County Projects, NATL	5.000%	1/1/19	660,000	694,927
Total Georgia				67,436,503
Illinois — 3.4%
Chicago, IL, O’Hare International Airport Revenue	5.250%	1/1/19	5,625,000	6,491,644	(e)
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/22	4,000,000	4,632,280
Chicago, IL, Wastewater Transmission Revenue:
Second Lien	5.000%	1/1/30	1,635,000	1,835,435
Second Lien	5.000%	1/1/31	1,500,000	1,673,805
Second Lien	5.000%	1/1/32	1,000,000	1,111,700
Second Lien	5.000%	1/1/33	1,035,000	1,146,314
Chicago, IL, Waterworks Revenue:
Second Lien Project	5.000%	11/1/30	1,785,000	2,020,406
Second Lien Project	5.000%	11/1/31	2,000,000	2,249,260
Second Lien Project	5.000%	11/1/33	1,500,000	1,673,445
Second Lien Project	5.000%	11/1/34	1,000,000	1,112,060
Glendale Heights, IL, Hospital Revenue, Refunding Glendale Heights Project	7.100%	12/1/15	1,360,000	1,379,978	(g)
Illinois Finance Authority Revenue:
AGM	5.250%	1/1/22	2,000,000	2,186,860
Edward Hospital, AMBAC	6.000%	2/1/28	1,000,000	1,094,620
Memorial Health System	5.250%	4/1/29	11,000,000	12,047,970
Rush University Medical Center	6.375%	11/1/29	3,000,000	3,439,650

See Notes to Financial Statements.

8	Western Asset Intermediate-Term Municipals Fund 2014 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Illinois State Sports Facilities Authority Revenue:
State Tax Supported	5.250%	6/15/30	$5,000,000	$5,643,950
State Tax Supported, AGM	5.250%	6/15/31	8,000,000	8,988,560
State Tax Supported, AGM	5.250%	6/15/32	9,500,000	10,624,705
Illinois State Unemployment Insurance Fund, Building Receipts Revenue	5.000%	6/15/18	5,000,000	5,483,550
Illinois State Unemployment Insurance Fund, Building Receipts Revenue	5.000%	12/15/18	4,000,000	4,299,320
Illinois State Unemployment Insurance Fund, Building Receipts Revenue	5.000%	6/15/19	4,000,000	4,132,800
Illinois State Unemployment Insurance Fund, Building Receipts Revenue	5.000%	12/15/19	1,500,000	1,549,800
Total Illinois				84,818,112
Indiana — 3.1%
Indiana Municipal Power Agency, Power Supply Systems Revenue	5.375%	1/1/25	4,000,000	4,527,440
Indiana Municipal Power Agency, Power Supply Systems Revenue	5.500%	1/1/26	5,480,000	6,215,909
Indiana Municipal Power Agency, Power Supply Systems Revenue	5.500%	1/1/27	3,460,000	3,906,651
Indiana State Finance Authority Revenue, Trinity Health Credit Group	5.000%	12/1/28	5,000,000	5,700,300
Indiana State Finance Authority, Environmental Revenue, U.S. Steel Corp.	6.000%	12/1/19	12,000,000	13,261,440
Indiana State Toll Road Commission, Toll Road Revenue	9.000%	1/1/15	995,000	1,016,333	(g)
Indianapolis, IN, Thermal Energy System, Multi-Mode	5.000%	10/1/23	19,625,000	22,148,186
Jasper County, IN, PCR:
Northern Indiana Public Service, AMBAC	5.700%	7/1/17	5,000,000	5,492,900
Northern Indiana Public Service, NATL	5.850%	4/1/19	3,000,000	3,426,090
North Manchester, IN, EDR:
Peabody Retirement Community Project	1.000%	12/1/45	894,164	17,883
Peabody Retirement Community Project	5.130%	12/1/45	1,038,384	565,681	(b)
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project	5.875%	1/1/24	1,500,000	1,688,295	(e)
Whiting, IN, Environmental Facilities Revenue, BP Products North America Inc.	5.250%	1/1/21	8,000,000	9,503,360
Total Indiana				77,470,468

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2014 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

September 30, 2014

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Iowa — 2.3%
Iowa Finance Authority Health Care Facilities Revenue:
Genesis Health Systems	5.000%	7/1/18	$2,775,000	$3,154,453
Genesis Health Systems	5.000%	7/1/19	4,075,000	4,699,453
Genesis Health Systems	5.000%	7/1/20	2,500,000	2,900,600
Genesis Health Systems	5.000%	7/1/21	4,170,000	4,722,066
Iowa Finance Authority Health Facilities Revenue:
Central Iowa Health System, Assured Guaranty	5.000%	2/15/17	1,600,000	1,761,184
Central Iowa Health System, Assured Guaranty	5.000%	2/15/18	1,350,000	1,529,280
Central Iowa Health System, Assured Guaranty	5.000%	2/15/19	1,000,000	1,154,260
Iowa Health System, Assured Guaranty	5.000%	8/15/17	1,000,000	1,117,880
Iowa Health System, Assured Guaranty	5.000%	8/15/18	1,350,000	1,548,207
Iowa Health System, Assured Guaranty	5.000%	8/15/19	1,150,000	1,338,796
Iowa State Finance Authority Midwestern Disaster Area Revenue:
Iowa Fertilizer Co. Project	5.000%	12/1/19	14,525,000	15,425,114
Iowa Fertilizer Co. Project	5.250%	12/1/25	17,290,000	18,630,494
Total Iowa				57,981,787
Kansas — 0.1%
Kansas State Development Finance Authority Revenue, Sisters Leavenworth	5.250%	1/1/25	3,000,000	3,483,060
Kentucky — 0.1%
Kentucky Economic Development Finance Authority, Hospital Facilities Revenue, Owensboro Medical Health System Inc.	5.250%	6/1/23	1,835,000	2,079,055
Louisiana — 0.7%
East Baton Rouge, LA, Parish Park & Recreation District, GO, AGM	5.000%	5/1/20	500,000	513,940	(a)
Louisiana State Citizens Property Insurance Corp., Assessment Revenue	5.625%	6/1/21	1,830,000	2,081,058
Louisiana State Citizens Property Insurance Corp., Assessment Revenue	5.875%	6/1/23	4,435,000	5,075,813
St. Charles Parish, LA, Gulf Zone Opportunity Zone Revenue, Valero Refining-New Orleans LLC	4.000%	6/1/22	10,000,000	10,793,300	(b)(c)
Total Louisiana				18,464,111
Maryland — 1.0%
Anne Arundel County, MD, GO, Consolidated Solid Waste Projects	5.300%	2/1/17	450,000	451,768	(e)
Maryland State EDC, EDR:
Term Project	5.375%	6/1/25	5,055,000	5,510,557
Transportation Facilities Project	5.125%	6/1/20	5,000,000	5,419,100
Transportation Facilities Project	5.375%	6/1/25	7,500,000	8,175,900

See Notes to Financial Statements.

10	Western Asset Intermediate-Term Municipals Fund 2014 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Maryland — continued
Maryland State Health & Higher EFA Revenue, Washington County Hospital	6.000%	1/1/28	$4,000,000	$4,213,480
Total Maryland				23,770,805
Massachusetts — 1.1%
Massachusetts State HEFA Revenue:
Cape Cod Healthcare Obligation Inc., AGM	6.000%	11/15/28	1,500,000	1,729,605
Caregroup Inc.	5.375%	7/1/23	3,500,000	3,890,530
Caregroup Inc.	5.375%	7/1/24	5,500,000	6,105,330
Caregroup Inc.	5.375%	7/1/25	3,570,000	3,952,097
UMass Memorial Health Care Inc.	5.000%	7/1/20	2,500,000	2,763,300
UMass Memorial Medical Center Inc.	5.000%	7/1/19	1,500,000	1,658,235
Massachusetts State, GO, Consolidated Loan	0.470%	1/1/18	8,500,000	8,535,105	(b)
Total Massachusetts				28,634,202
Michigan — 6.8%
Detroit, MI, GO:
District State Aid	5.250%	11/1/24	5,000,000	5,512,550
District State Aid	5.000%	11/1/30	22,325,000	24,042,239
Michigan Finance Authority, Trinity Health Corp.	5.000%	12/1/27	4,500,000	5,155,155
Michigan State Building Authority Revenue, Facilities Program, AGM	5.000%	10/15/26	5,000,000	5,676,350
Michigan State Finance Authority Limited Obligation Revenue, Higher Education, Thomas M Cooley Law School Project	6.250%	7/1/29	7,780,000	7,818,511	(f)(i)
Michigan State Finance Authority Revenue:
Detroit School District	5.500%	6/1/21	15,000,000	17,174,850
Local Government Loan Program, Detroit Water & Sewer	5.000%	7/1/24	11,500,000	13,251,795
Local Government Loan Program, Detroit Water & Sewer, AGM	5.000%	7/1/28	3,660,000	4,116,219
Michigan State Hospital Finance Authority Revenue:
McLaren Health Care Corp.	5.625%	5/15/28	23,690,000	25,754,584
Refunding, Hospital, Sparrow Obligated	5.000%	11/15/19	1,000,000	1,076,350
Michigan State Strategic Fund Ltd. Obligation Revenue, Detroit Edison	5.500%	8/1/16	5,000,000	5,396,950	(b)(c)
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital	8.000%	9/1/29	2,000,000	2,547,140	(a)
Wayne County, MI, Airport Authority Revenue:
Detroit Metropolitan Airport	5.000%	12/1/16	7,865,000	8,526,997	(e)
Detroit Metropolitan Airport	5.000%	12/1/17	21,250,000	23,655,925	(e)
Detroit Metropolitan Airport	5.000%	12/1/18	17,000,000	19,193,000	(e)
Total Michigan				168,898,615

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2014 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

September 30, 2014

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Minnesota — 0.7%
Minnesota Agricultural & Economic Development Board Revenue, Essentia Healthcare, AGM	5.000%	2/15/30	$5,725,000	$6,252,845
St. Cloud, MN, Health Care Revenue, Centracare Health System	5.000%	5/1/25	10,000,000	10,147,500
Total Minnesota				16,400,345
Missouri — 0.9%
Boone County, MO, Hospital Revenue, Boone Hospital Center	5.750%	8/1/28	9,080,000	10,171,598
Missouri Joint Municipal Electric Utility Commission Power Project Revenue, Iatan Second Project	5.250%	1/1/19	4,485,000	5,134,921
Missouri State Environmental Improvement & Energy Resource Authority, Water Pollution State Revolving Funds Programs	5.250%	1/1/16	1,500,000	1,505,955
Missouri State Health & EFA Revenue, St. Lukes Episcopal	5.000%	12/1/20	5,070,000	5,351,334
Total Missouri				22,163,808
Nevada — 0.8%
Humboldt County, NV, PCR, Idaho Power Co. Project	5.150%	12/1/24	13,000,000	14,592,240
Reno, NV, Hospital Revenue:
Renown Regional Medical Center Project	5.000%	6/1/15	1,000,000	1,030,540
Renown Regional Medical Center Project	5.000%	6/1/16	1,000,000	1,055,830
Renown Regional Medical Center Project	5.000%	6/1/17	2,190,000	2,361,740
Total Nevada				19,040,350
New Jersey — 5.0%
New Jersey EDA, Water Facilities Revenue:
New Jersey American Water Co.	5.100%	6/1/23	6,075,000	6,828,664	(e)
New Jersey American Water Co.	4.700%	12/1/25	8,000,000	8,559,600	(e)
New Jersey Health Care Facilities Financing Authority Revenue:
Atlanticare Regional Medical Center	5.000%	7/1/15	1,840,000	1,903,977
Atlanticare Regional Medical Center	5.000%	7/1/16	1,350,000	1,446,795
New Jersey State EDA Revenue:
Continental Airlines Inc. Project	4.875%	9/15/19	13,610,000	13,991,897	(e)
School Facilities Construction	1.640%	3/1/28	20,000,000	19,662,800	(b)
New Jersey State EFA Revenue, University of Medicine & Dentistry	7.125%	12/1/23	3,000,000	3,801,810	(a)
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.375%	6/1/24	20,000,000	22,225,800
New Jersey State Housing & Mortgage Finance Agency, Multi-Family Revenue	5.250%	5/1/23	5,565,000	5,849,483
New Jersey State Transportation Trust Fund Authority	5.250%	6/15/24	7,000,000	8,096,340
New Jersey State Turnpike Authority Revenue	0.520%	1/1/17	10,000,000	10,010,000	(b)
New Jersey State Turnpike Authority Revenue	0.660%	1/1/17	20,000,000	20,029,200	(b)(c)

See Notes to Financial Statements.

12	Western Asset Intermediate-Term Municipals Fund 2014 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
New Jersey — continued
Passaic Valley, NJ, Sewage Commissioners Sewer System, AMBAC	5.625%	12/1/17	$3,095,000	$3,107,070
Total New Jersey				125,513,436
New Mexico — 1.3%
Bernalillo County, NM, Gross Receipts Tax Revenue, AMBAC	5.250%	10/1/21	1,100,000	1,321,925
Farmington, NM, PCR, Arizona Public Service Co.	4.700%	9/1/24	27,000,000	29,127,330
New Mexico Finance Authority Revenue, Subordinated Lien, Public Project Revolving Fund, NATL	5.000%	6/15/20	1,490,000	1,598,338
Total New Mexico				32,047,593
New York — 5.8%
Brooklyn Arena, NY, Local Development Corp., Barclays Center Project	6.000%	7/15/30	33,640,000	38,043,476
MTA, NY, Revenue	5.250%	11/15/22	6,000,000	7,053,060
MTA, NY, Revenue	5.250%	11/15/24	22,995,000	26,958,878
MTA, NY, Revenue	5.000%	11/15/25	5,000,000	5,827,900
Nassau County, NY, IDA, Continuing Care Retirement, Amsterdam at Harborside	5.875%	1/1/18	1,515,000	1,105,950	(j)
New York City, NY, Industrial Development Agency Revenue, Queens Baseball Stadium, Pilot, AMBAC	5.000%	1/1/19	1,500,000	1,623,735
New York State Dormitory Authority Revenue:
Municipal Health Facility	5.000%	1/15/25	9,150,000	10,076,163
Non-State Supported Debt, North Shore Long Island Jewish Medical Center	5.000%	5/1/21	2,500,000	2,811,325
New York State Dormitory Authority Revenue, State Supported Debt:
Mental Health Services Facilities Improvement	5.000%	2/15/18	4,985,000	5,070,044
Mental Health Services Facilities Improvement	5.000%	2/15/18	15,000	15,267	(a)
New York State Dormitory Authority, State Personal Income Tax Revenue, General Purpose	5.000%	2/15/25	10,000,000	12,131,700
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations	5.000%	5/1/19	7,000,000	8,123,710
New York State Thruway Authority, State Personal Income Tax Revenue, Transportation	5.000%	3/15/26	1,800,000	2,136,312
Port Authority of New York & New Jersey Revenue	5.000%	9/1/27	5,000,000	5,847,050	(e)
Port Authority of New York & New Jersey Revenue	5.000%	9/1/28	5,000,000	5,814,450	(e)
Port Authority of New York & New Jersey, Special Obligation Revenue, JFK International Air Terminal LLC	5.000%	12/1/20	4,000,000	4,584,800
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnical Institute	5.000%	9/1/30	3,000,000	3,343,350
Utility Debt Securitization Authority, NY, Revenue, Restructuring	5.000%	12/15/27	3,000,000	3,612,900
Total New York				144,180,070

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2014 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

September 30, 2014

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
North Carolina — 1.7%
Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue, Carolinas Healthcare	5.000%	1/15/26	$2,000,000	$2,210,400
North Carolina Eastern Municipal Power Agency, Power Systems Revenue	5.000%	1/1/26	25,250,000	28,066,637
North Carolina Turnpike Authority, Triangle Expressway System Revenue:
Assured Guaranty	5.250%	1/1/25	7,000,000	7,896,770
Assured Guaranty	5.375%	1/1/26	4,590,000	5,209,237
Total North Carolina				43,383,044
Ohio — 2.8%
Jackson, OH, Local School District, Stark & Summit Counties, AGM	5.000%	12/1/18	1,240,000	1,274,174
Ohio State Air Quality Development Authority Revenue:
FirstEnergy Generation Corp.	5.625%	6/1/18	20,000,000	22,396,200
FirstEnergy Generation Corp.	5.700%	8/1/20	9,000,000	10,367,910
FirstEnergy Nuclear Generation Corp.	5.750%	6/1/16	7,500,000	8,033,700	(b)(c)
Ohio State Department of Administrative Services, COP, Administrative Knowledge System, NATL	5.000%	9/1/16	500,000	509,920	(a)
Ohio State Water Development Authority, Pollution Control Facilities Revenue, FirstEnergy Nuclear Generation Corp.	3.375%	7/1/15	26,650,000	27,156,084	(b)(c)
Total Ohio				69,737,988
Oregon — 0.6%
Lane & Douglas Counties, OR, School District # 28J Fern Ridge, GO:
Convertible Deferred Interest, School Board Guaranty	0.000%	6/15/30	3,170,000	3,506,971	(b)
Convertible Deferred Interest, School Board Guaranty	0.000%	6/15/36	2,000,000	2,145,020	(b)
Oregon State Department of Administrative Services, COP	5.000%	5/1/29	2,250,000	2,475,473
Oregon State Facilities Authority Revenue, Legacy Health System Project	5.250%	5/1/20	5,000,000	5,934,850
Total Oregon				14,062,314
Pennsylvania — 3.3%
Berks County, PA, Municipal Authority Revenue, Reading Hospital Medical Center	1.540%	7/1/22	7,500,000	7,705,125	(b)(c)
Montgomery County, PA, Higher Education & Health Authority, Hospital Revenue, Abington Memorial Hospital	5.000%	6/1/25	11,000,000	11,835,780
Montgomery County, PA, IDA Revenue:
New Regional Medical Center Project, FHA	5.000%	8/1/24	5,755,000	6,631,717
New Regional Medical Center Project, FHA	5.750%	8/1/30	2,990,000	3,102,185
Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue, PPL Energy Supply LLC	3.000%	9/1/15	20,000,000	20,330,600	(b)(c)

See Notes to Financial Statements.

14	Western Asset Intermediate-Term Municipals Fund 2014 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — continued
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Revenue:
Philadelphia Biosolids Facility	5.000%	1/1/15	$1,560,000	$1,570,514
Philadelphia Biosolids Facility	5.375%	1/1/17	2,385,000	2,518,131
Pennsylvania State Higher EFA Revenue, University of Pittsburgh Medical Center	5.000%	5/15/31	9,200,000	10,094,424
Pennsylvania State Turnpike Commission Revenue	1.020%	12/1/21	11,000,000	11,113,080	(b)
Pennsylvania State Turnpike Commission Revenue	5.250%	12/1/31	6,750,000	7,578,495
West View, PA, Municipal Authority	9.500%	11/15/14	290,000	293,143	(g)
Total Pennsylvania				82,773,194
Puerto Rico — 0.8%
Puerto Rico Commonwealth, GO, Public Improvement	5.250%	7/1/23	21,315,000	17,041,556
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.000%	8/1/22	4,000,000	3,824,840
Total Puerto Rico				20,866,396
Rhode Island — 0.1%
Providence, RI, Public Building Authority, General Revenue, NATL	5.375%	12/15/21	230,000	230,308
Woonsocket, RI, GO, FGIC	5.375%	10/1/20	2,000,000	2,000,580
Total Rhode Island				2,230,888
South Carolina — 0.1%
South Carolina Jobs, EDA, Hospital Revenue, Anmed Health	5.000%	2/1/22	2,355,000	2,625,731
Tennessee — 4.8%
Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue	5.000%	12/15/17	2,000,000	2,208,620
Memphis-Shelby County, TN, Airport Authority Revenue	5.000%	7/1/19	2,960,000	3,380,113	(e)
Memphis-Shelby County, TN, Airport Authority Revenue	5.000%	7/1/20	6,390,000	7,339,170	(e)
Memphis-Shelby County, TN, Airport Authority Revenue	5.000%	7/1/21	4,795,000	5,496,125	(e)
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/19	8,260,000	9,414,170
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/20	31,000,000	35,656,820
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/23	15,000,000	17,354,700
Tennessee Energy Acquisition Corp., Gas Revenue	5.000%	2/1/24	25,000,000	28,451,750
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/24	6,885,000	8,018,202
Tennessee Housing Development Agency	5.000%	7/1/23	2,360,000	2,469,386	(e)
Total Tennessee				119,789,056
Texas — 10.5%
Galveston, TX, Wharves & Terminal Revenue	5.000%	2/1/22	2,055,000	2,280,187
Galveston, TX, Wharves & Terminal Revenue	5.000%	2/1/26	2,000,000	2,165,320
Gulf Coast, TX, IDA Revenue, Citgo Petroleum Corp. Project	4.875%	5/1/25	3,000,000	3,056,670	(e)

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2014 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

September 30, 2014

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue:
Memorial Hermann Healthcare System	0.640%	6/1/18	$1,000,000	$1,003,550	(b)
Memorial Hermann Healthcare System	0.740%	6/1/19	2,250,000	2,260,012	(b)
Memorial Hermann Healthcare System	0.790%	6/1/20	2,000,000	2,003,180	(b)
Memorial Hermann Healthcare System	0.870%	6/1/21	3,710,000	3,719,015	(b)
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Revenue, Baylor College of Medicine	5.375%	11/15/28	11,000,000	12,404,040
Harris County, TX, GO, Capital Appreciation, Refunding, Permanent Improvement, NATL	0.000%	10/1/17	1,000,000	975,210
Harris County, TX, Houston Sports Authority Revenue	5.250%	11/15/16	1,125,000	1,126,688
Harris County, TX, Houston Sports Authority Revenue, NATL	5.750%	11/15/19	3,000,000	3,004,680
Harris County, TX, Industrial Development Corp., Solid Waste Disposal Revenue, Deer Park Refining Project	4.700%	5/1/18	46,250,000	49,427,375
Harris County, TX, Revenue, Toll Road	0.630%	8/15/15	30,000,000	30,010,800	(b)(c)
Houston, TX, Airport Systems Revenue:
Senior Lien	5.000%	7/1/26	8,215,000	9,232,428
Senior Lien	5.125%	7/1/27	11,180,000	12,610,816
Houston, TX, Utility System Revenue:
Combined First Lien	5.000%	5/15/27	5,000,000	5,996,250
Combined First Lien	5.000%	5/15/28	5,000,000	5,954,150
Limestone County, TX, Public Facility Corp. Revenue, County Jail Project	5.000%	11/1/19	2,460,000	2,512,177
Love Field, TX, Airport Modernization Corp., Special Facilities Revenue:
Southwest Airlines Co. Project	5.000%	11/1/20	3,700,000	4,149,735	(e)
Southwest Airlines Co. Project	5.000%	11/1/21	8,780,000	9,868,281	(e)
Southwest Airlines Co. Project	5.000%	11/1/22	2,205,000	2,490,525	(e)
North Forest, TX, ISD, ACA	6.500%	8/15/17	1,230,000	1,426,001
North Texas Tollway Authority Revenue, NATL	5.125%	1/1/28	18,000,000	19,769,940
SA Energy Acquisition, PFC, TX, Gas Supply Revenue	5.500%	8/1/21	2,000,000	2,346,960
Sabine River Authority, Texas PCR, Southwestern Electric Power Co., NATL	4.950%	3/1/18	13,000,000	14,039,350
Tarrant County, TX, Health Facilities Development Corp., Health System Revenue, Original Issue Discount, FGIC	5.000%	9/1/15	320,000	334,186	(g)
Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	5.625%	12/15/17	7,360,000	8,091,437
Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	5.250%	12/15/18	3,650,000	4,108,221
Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	6.250%	12/15/26	24,270,000	29,843,120

See Notes to Financial Statements.

16	Western Asset Intermediate-Term Municipals Fund 2014 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/18	$4,000,000	$4,550,200
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/19	5,000,000	5,769,250
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/20	5,750,000	6,645,677
Total Texas				263,175,431
U.S. Virgin Islands — 0.4%
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan	5.000%	10/1/25	3,560,000	3,894,818
Matching Fund Loan	6.625%	10/1/29	5,000,000	5,752,300
Total U.S. Virgin Islands				9,647,118
Utah — 0.0%
Provo, UT, Electric Revenue	10.125%	4/1/15	140,000	146,849	(g)
Provo, UT, Electric Revenue, NATL	10.125%	4/1/15	150,000	157,338	(g)
Total Utah				304,187
Vermont — 0.6%
Vermont State Student Assistance Corp., Education Loan Revenue, Vermont Student Assistance Corporation	1.733%	6/1/22	15,350,609	15,400,498	(b)(e)
Virginia — 1.0%
Pittsylvania County, VA, GO	5.600%	2/1/25	1,330,000	1,557,643
Virginia State Resources Authority Infrastructure Revenue, Senior, Pooled Financing Program	5.000%	11/1/19	1,175,000	1,326,645
Virginia State Small Business Financing Authority Revenue:
Elizabeth River Crossings OpCo LLC Project	5.000%	1/1/24	1,760,000	1,938,904	(e)
Elizabeth River Crossings OpCo LLC Project	5.000%	7/1/24	2,900,000	3,194,785	(e)
Elizabeth River Crossings OpCo LLC Project	5.000%	7/1/25	3,875,000	4,222,200	(e)
Elizabeth River Crossings OpCo LLC Project	5.000%	1/1/26	3,290,000	3,552,542	(e)
Elizabeth River Crossings OpCo LLC Project	5.000%	7/1/26	4,700,000	5,075,060	(e)
Washington County, VA, IDA Hospital Facilities Revenue, Mountain States Health Alliance	7.250%	7/1/19	4,195,000	4,480,973
Total Virginia				25,348,752
Washington — 0.9%
King County, WA, Public Hospital District, GO	5.250%	12/1/28	6,725,000	7,440,002
Port of Seattle, WA, Revenue	5.000%	9/1/24	2,300,000	2,601,990	(e)
Washington State Health Care Facilities Authority Revenue:
Central Washington Health Services Association	6.750%	7/1/29	7,080,000	8,110,636
Multicare Health System	5.750%	8/15/29	3,000,000	3,482,880
Total Washington				21,635,508

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2014 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

September 30, 2014

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
West Virginia — 0.8%
West Virginia Higher Education Policy Commission Revenue, Higher Education Facilities	5.000%	4/1/26	$6,440,000	$7,393,571
West Virginia State Hospital Finance Authority Revenue, AGM	5.375%	6/1/28	6,000,000	6,497,100
West Virginia State Hospital Finance Authority, Hospital Revenue, United Health Systems	5.250%	6/1/29	5,785,000	6,336,484
Total West Virginia				20,227,155
Wisconsin — 1.4%
Central Brown County, WI, Water Authority System Revenue	5.000%	11/1/31	2,510,000	2,894,181
Central Brown County, WI, Water Authority System Revenue	5.000%	11/1/32	2,000,000	2,293,120
Central Brown County, WI, Water Authority System Revenue	5.000%	11/1/33	2,000,000	2,280,220
Central Brown County, WI, Water Authority System Revenue	5.000%	11/1/34	2,000,000	2,271,060
Milwaukee County, WI, Airport Revenue	4.000%	12/1/21	1,700,000	1,845,027	(e)
Milwaukee County, WI, Airport Revenue	5.000%	12/1/22	1,345,000	1,524,235	(e)
Milwaukee County, WI, Airport Revenue	5.000%	12/1/23	1,000,000	1,130,660	(e)
Sheboygan, WI, PCR, Wisconsin Power Convention, FGIC	5.000%	9/1/15	2,610,000	2,709,284
Wisconsin State General Fund Annual Appropriation Revenue	5.375%	5/1/25	10,000,000	11,771,100
Wisconsin State HEFA Revenue, Children’s Hospital	5.500%	8/15/29	5,950,000	6,770,564
Total Wisconsin				35,489,451
Wyoming — 0.6%
Sweetwater County, WY, PCR, Idaho Power Co. Project	5.250%	7/15/26	14,000,000	16,177,140
Total Municipal Bonds (Cost — $2,110,818,840)				2,300,275,650

			Shares
Statutory Trust Certificates — 0.0%
CMS Liquidating Trust (Cost — $989,420)			200	670,400	(f)
Total Investments before Short-Term Investments (Cost — $2,111,808,260)				2,300,946,050

			Face Amount
Short-Term Investments — 7.4%
California — 0.4%
California Statewide CDA Revenue:
Kaiser Permanente	0.030%	4/1/45	$1,900,000	1,900,000	(k)(l)
Kaiser Permanente	0.030%	4/1/46	4,400,000	4,400,000	(k)(l)
Rady Children’s Hospital, LOC-Northern Trust Co.	0.030%	8/15/36	2,800,000	2,800,000	(k)(l)

See Notes to Financial Statements.

18	Western Asset Intermediate-Term Municipals Fund 2014 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
California — continued
California Statewide CDA, MFH Revenue, Phoenix Terrace Apartments, FNMA, LIQ-FNMA	0.050%	3/15/32	$750,000	$750,000	(e)(f)(k)(l)
Los Angeles, CA, Department of Water & Power Revenue, Royal Bank of Canada	0.020%	7/1/35	100,000	100,000	(k)(l)
Total California				9,950,000
Colorado — 0.0%
Colorado Educational & Cultural Facilities Authority Revenue, Four Community Hillel House, National Jewish Federation, LOC-JPMorgan Chase	0.030%	5/1/38	500,000	500,000	(k)(l)
Florida — 0.3%
Florida Housing Finance Corp., Multi-Family Mortgage Revenue, Cutler Riverside Preservation Apartments, LIQ-FHLMC	0.060%	6/1/48	3,500,000	3,500,000	(e)(k)(l)
Miami-Dade County, FL, IDA, Professional Modification, AAR Aircraft Services Inc., LOC-Wells Fargo Bank N.A.	0.100%	8/1/18	900,000	900,000	(e)(k)(l)
Miami-Dade County, FL, Professional Sports Franchise Facilities Tax Revenue, LOC-Wells Fargo Bank N.A.	0.050%	10/1/48	300,000	300,000	(k)(l)
North Broward, FL, Hospital District Revenue, NATL, LOC-Wells Fargo Bank N.A.	0.040%	1/15/27	2,400,000	2,400,000	(k)(l)
Total Florida				7,100,000
Georgia — 0.1%
Douglas County, GA, Development Authority, IDR, Pandosia LLC Project, LOC-Wells Fargo Bank N.A.	0.100%	12/1/27	2,550,000	2,550,000	(e)(k)(l)
Illinois — 0.3%
Illinois State Finance Authority Revenue, Northwestern Memorial Hospital-A-2	0.040%	8/15/42	100,000	100,000	(k)(l)
Illinois State Health Facilities Authority Revenue, Evanston Hospital Corp., SPA-Wells Fargo Bank N.A.	0.040%	6/1/35	6,837,000	6,837,000	(k)(l)
Total Illinois				6,937,000
Indiana — 0.2%
Indiana State Finance Authority Revenue:
Lease Appropriation, SPA-JPMorgan Chase	0.030%	2/1/37	4,900,000	4,900,000	(k)(l)
Lease Appropriation, SPA-JPMorgan Chase	0.030%	2/1/37	1,275,000	1,275,000	(k)(l)
Total Indiana				6,175,000
Massachusetts — 0.3%
Massachusetts State HEFA Revenue, Partners Healthcare Systems, SPA-JPMorgan Chase	0.040%	7/1/27	8,400,000	8,400,000	(k)(l)
Minnesota — 0.1%
Rochester, MN, Health Care Facilities Revenue:
Mayo Clinic, SPA-Northern Trust Co.	0.040%	11/15/38	200,000	200,000	(k)(l)
Mayo Foundation, SPA-Bank of America N.A.	0.040%	8/15/32	1,800,000	1,800,000	(k)(l)
Total Minnesota				2,000,000

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2014 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

September 30, 2014

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Mississippi — 0.4%
Mississippi State Business Finance Commission Gulf Opportunity Revenue:
Chevron U.S.A. Inc.	0.030%	11/1/35	$8,300,000	$8,300,000	(k)(l)
Chevron U.S.A. Inc.	0.030%	11/1/35	1,030,000	1,030,000	(k)(l)
Total Mississippi				9,330,000
Missouri — 0.4%
Missouri State HEFA Revenue:
BJC Health System	0.030%	5/15/38	5,000,000	5,000,000	(k)(l)
St. Louis University, SPA-U.S. Bank NA	0.040%	10/1/24	5,000,000	5,000,000	(k)(l)
Washington University, SPA-JPMorgan Chase	0.010%	9/1/30	900,000	900,000	(k)(l)
Missouri State HEFA, Educational Facilities Revenue, St. Louis University, LOC-Bank of America N.A.	0.010%	10/1/35	295,000	295,000	(k)(l)
Total Missouri				11,195,000
Nevada — 0.5%
Las Vegas Valley, NV, Water District, GO:
Water Improvement, SPA-Dexia Credit Local	0.120%	6/1/36	8,270,000	8,270,000	(k)(l)
Water Improvement, SPA-Dexia Credit Local	0.120%	6/1/36	3,300,000	3,300,000	(k)(l)
Total Nevada				11,570,000
New Hampshire — 0.1%
New Hampshire State Business Finance Authority, Lonza Biologies Inc. Project, LOC-Landesbank Hessen-Thuringen	0.170%	11/1/20	3,400,000	3,400,000	(e)(k)(l)
New York — 1.7%
New York City, NY, GO:
AGM, SPA-Dexia Credit Local	0.180%	11/1/26	450,000	450,000	(k)(l)
LIQ-Dexia Credit Local	0.190%	4/1/35	2,800,000	2,800,000	(k)(l)
SPA-Dexia Credit Local	0.180%	8/1/28	5,500,000	5,500,000	(k)(l)
New York City, NY, HDC, MFH Revenue, LIQ-JPMorgan Chase	0.040%	5/1/18	1,000,000	1,000,000	(k)(l)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution, SPA-Dexia Credit Local	0.180%	6/15/32	5,500,000	5,500,000	(k)(l)
SPA-Dexia Credit Local	0.180%	6/15/32	3,200,000	3,200,000	(k)(l)
New York City, NY, TFA Revenue:
Future Tax Secured, SPA-Citibank N.A.	0.040%	8/1/31	6,200,000	6,200,000	(k)(l)
Future Tax Secured, SPA-Dexia Credit Local	0.180%	8/1/22	3,300,000	3,300,000	(k)(l)
Future Tax Secured, SPA-Dexia Credit Local	0.180%	8/1/23	3,150,000	3,150,000	(k)(l)
New York City Recovery Project Revenue, Subordinated, LIQ-Dexia Credit Local	0.180%	11/1/22	4,600,000	4,600,000	(k)(l)

See Notes to Financial Statements.

20	Western Asset Intermediate-Term Municipals Fund 2014 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
New York State Housing Finance Agency Revenue:
Gotham West Housing, LOC-Wells Fargo Bank N.A.	0.040%	5/1/45	$5,300,000	$5,300,000	(k)(l)
Gotham West Housing, LOC-Wells Fargo Bank N.A.	0.040%	5/1/45	300,000	300,000	(k)(l)
Triborough Bridge & Tunnel Authority, NY, Revenues, LOC-U.S. Bank N.A.	0.030%	1/1/33	400,000	400,000	(k)(l)
Total New York				41,700,000
North Carolina — 0.4%
Charlotte, NC, COP, 2003 Governmental Facilities Project, LIQ-Wells Fargo Bank N.A.	0.040%	6/1/33	2,200,000	2,200,000	(k)(l)
Charlotte, NC, Water & Sewer System Revenue, SPA-Wells Fargo Bank N.A.	0.040%	7/1/27	2,250,000	2,250,000	(k)(l)
Guilford County, NC, GO, SPA-Wells Fargo Bank N.A.	0.040%	3/1/25	5,000,000	5,000,000	(k)(l)
Total North Carolina				9,450,000
Oregon — 0.1%
Oregon State Health Housing, Educational & Cultural Facilities Authority Revenue, PeaceHealth, LOC-U.S. Bank N.A.	0.020%	12/1/15	500,000	500,000	(k)(l)
Oregon State, GO, Veterans Welfare, SPA-U.S. Bank N.A.	0.030%	6/1/41	2,340,000	2,340,000	(k)(l)
Total Oregon				2,840,000
Pennsylvania — 0.6%
Bucks County, PA, St. Mary Hospital Authority, Catholic Health, SPA-Landesbank Hessen-Thurigen	0.040%	3/1/32	10,900,000	10,900,000	(k)(l)
Mercer County, PA, GO	0.090%	10/1/31	2,830,000	2,830,000	(k)(l)
Pennsylvania State Housing Finance Agency, Single-Family Mortgage Revenue	0.050%	4/1/26	1,100,000	1,100,000	(e)(k)(l)
Total Pennsylvania				14,830,000
Texas — 0.7%
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Methodist Hospital	0.030%	12/1/27	1,000,000	1,000,000	(k)(l)
Harris County, TX, Health Facilities Development Corp. Revenue, Methodist Hospital System	0.030%	12/1/41	3,420,000	3,420,000	(k)(l)
Rockwall, TX, ISD, GO, School Building, PSFG, SPA-Dexia Credit Local	0.050%	8/1/37	7,230,000	7,230,000	(k)(l)
University of Texas, TX, Revenue, Financing System	0.180%	8/1/39	7,000,000	7,000,000	(k)(l)
Total Texas				18,650,000
Utah — 0.1%
Weber County, UT, Hospital Revenue, IHC Health Services Inc., SPA-Landesbank Hessen-Thuringen	0.030%	2/15/31	2,800,000	2,800,000	(k)(l)

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2014 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

September 30, 2014

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Vermont — 0.4%
Vermont State Housing Finance Agency Revenue:
AGM	0.060%	5/1/37	$2,900,000	$2,900,000	(e)(k)(l)
Multiple Purpose, SPA-Bank of New York Mellon	0.060%	11/1/37	6,100,000	6,100,000	(e)(k)(l)
Total Vermont				9,000,000
Virginia — 0.3%
Loudoun County, VA, IDA Revenue, Howard Hughes Medical Institute	0.030%	6/1/43	7,930,000	7,930,000	(k)(l)
Washington — 0.0%
Washington State Health Care Facilities Authority Revenue, Multicare Health System, LOC-Barclays Bank PLC	0.030%	8/15/41	100,000	100,000	(k)(l)
Total Short-Term Investments (Cost — $186,407,000)				186,407,000
Total Investments — 99.4% (Cost — $2,298,215,260#)				2,487,353,050
Other Assets in Excess of Liabilities — 0.6%				13,869,638
Total Net Assets — 100.0%				$2,501,222,688

(a)

Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Maturity date shown represents the mandatory tender date.

(d)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(e)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(f)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(g)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(h)	The maturity principal is currently in default as of September 30, 2014.

(i)	Security is purchased on a when-issued basis.

(j)	Illiquid security.

(k)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(l)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ACA	— American Capital Assurance — Insured Bonds
AGM	— Assured Guaranty Municipal Corporation — Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation — Insured Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation

See Notes to Financial Statements.

22	Western Asset Intermediate-Term Municipals Fund 2014 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

Abbreviations used in this schedule (cont’d):
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company — Insured Bonds
FHA	— Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GO	— General Obligation
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
ISD	— Independent School District
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation — Insured Bonds
PCFA	— Pollution Control Financing Authority
PCR	— Pollution Control Revenue
PFC	— Public Facilities Corporation
PSFG	— Permanent School Fund Guaranty
SPA	— Standby Bond Purchase Agreement — Insured Bonds
TFA	— Transitional Finance Authority

Ratings table (unaudited)*
Standard & Poor’s/Moody’s/Fitch**
AAA/Aaa	1.2%
AA/Aa	33.4
A	41.9
BBB/Baa	10.4
BB/Ba	4.3
B/B	0.6
A-1/VMIG 1	7.5
NR	0.7
100.0%

*	As a percentage of total investments.

**	The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from a NRSRO.

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2014 Semi-Annual Report	23

Statement of assets and liabilities (unaudited)

September 30, 2014

Assets:
Investments, at value (Cost — $2,298,215,260)	$2,487,353,050
Cash	16,891,417
Interest receivable	28,662,524
Receivable for Fund shares sold	5,033,592
Receivable from broker — variation margin on open futures contracts	337,594
Receivable for securities sold	95,250
Prepaid expenses	123,560
Other assets	458
Total Assets	2,538,497,445

Liabilities:
Payable for securities purchased	29,757,952
Payable for Fund shares repurchased	4,818,861
Investment management fee payable	1,019,670
Service and/or distribution fees payable	610,457
Distributions payable	328,034
Trustees’ fees payable	9,353
Accrued expenses	730,430
Total Liabilities	37,274,757
Total Net Assets	$2,501,222,688

Net Assets:
Par value (Note 7)	$3,783
Paid-in capital in excess of par value	2,433,016,002
Undistributed net investment income	1,292,281
Accumulated net realized loss on investments and futures contracts	(123,228,124)
Net unrealized appreciation on investments and futures contracts	190,138,746
Total Net Assets	$2,501,222,688

Shares Outstanding:
Class A	197,931,123
Class C	110,478,321
Class I	69,888,750

Net Asset Value:
Class A (and redemption price)	$6.61
Class C (and redemption price)	$6.62
Class I (and redemption price)	$6.61
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 2.25%)	$6.76

See Notes to Financial Statements.

24	Western Asset Intermediate-Term Municipals Fund 2014 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended September 30, 2014

Investment Income:
Interest	$47,063,407

Expenses:
Investment management fee (Note 2)	6,004,602
Service and/or distribution fees (Notes 2 and 5)	3,662,777
Transfer agent fees (Note 5)	825,193
Fund accounting fees	86,345
Legal fees	81,833
Registration fees	72,258
Audit and tax fees	31,009
Insurance	26,384
Shareholder reports	24,960
Trustees’ fees	17,518
Custody fees	5,731
Miscellaneous expenses	7,788
Total Expenses	10,846,398
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(73,441)
Net Expenses	10,772,957
Net Investment Income	36,290,450

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts (Notes 1, 3 and 4):
Net Realized Loss From:
Investment transactions	(8,548,142)
Futures contracts	(7,758,193)
Net Realized Loss	(16,306,335)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	58,582,983
Futures contracts	2,377,781
Change in Net Unrealized Appreciation (Depreciation)	60,960,764
Net Gain on Investments and Futures Contracts	44,654,429
Increase in Net Assets from Operations	$80,944,879

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2014 Semi-Annual Report	25

Statements of changes in net assets

For the Six Months Ended September 30, 2014 (unaudited) and the Year Ended March 31, 2014	September 30	March 31

Operations:
Net investment income	$36,290,450	$86,058,361
Net realized loss	(16,306,335)	(31,989,287)
Change in net unrealized appreciation (depreciation)	60,960,764	(121,787,536)
Increase (Decrease) in Net Assets From Operations	80,944,879	(67,718,462)

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(36,236,099)	(84,806,818)
Decrease in Net Assets From Distributions to Shareholders	(36,236,099)	(84,806,818)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	376,846,883	726,942,618
Reinvestment of distributions	33,932,215	78,960,303
Cost of shares repurchased	(284,848,098)	(1,423,102,558)
Increase (Decrease) in Net Assets From Fund Share Transactions	125,931,000	(617,199,637)
Increase (Decrease) in Net Assets	170,639,780	(769,724,917)

Net Assets:
Beginning of period	2,330,582,908	3,100,307,825
End of period*	$2,501,222,688	$2,330,582,908
*Includes undistributed net investment income of:	$1,292,281	$1,237,930

See Notes to Financial Statements.

26	Western Asset Intermediate-Term Municipals Fund 2014 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
Class A Shares[1]	2014[2]	2014	2013	2012	2011	2010

Net asset value, beginning of period	$6.49	$6.80	$6.65	$6.14	$6.41	$5.98

Income (loss) from operations:
Net investment income	0.10	0.22	0.21	0.24	0.25	0.26
Net realized and unrealized gain (loss)	0.12	(0.31)	0.15	0.51	(0.27)	0.43
Total income (loss) from operations	0.22	(0.09)	0.36	0.75	(0.02)	0.69

Less distributions from:
Net investment income	(0.10)	(0.22)	(0.21)	(0.24)	(0.25)	(0.26)
Total distributions	(0.10)	(0.22)	(0.21)	(0.24)	(0.25)	(0.26)

Net asset value, end of period	$6.61	$6.49	$6.80	$6.65	$6.14	$6.41
Total return[3]	3.47%	(1.32)%	5.52%	12.36%	(0.31)%	11.75%

Net assets, end of period (millions)	$1,308	$1,203	$1,521	$1,300	$1,208	$1,026

Ratios to average net assets:
Gross expenses	0.75%[4]	0.75%	0.73%	0.72%	0.72%	0.70%
Net expenses[5]	0.75 [4]	0.75	0.73	0.72	0.72	0.70
Net investment income	3.17 [4]	3.38	3.16	3.71	4.00	4.18

Portfolio turnover rate	5%	9%	7%	15%	25%	14%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended September 30, 2014 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2014 Semi-Annual Report	27

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
Class C Shares[1]	2014[2]	2014	2013	2012	2011	2010

Net asset value, beginning of period	$6.50	$6.81	$6.66	$6.15	$6.42	$5.99

Income (loss) from operations:
Net investment income	0.09	0.18	0.17	0.20	0.22	0.22
Net realized and unrealized gain (loss)	0.12	(0.31)	0.15	0.51	(0.27)	0.43
Total income (loss) from operations	0.21	(0.13)	0.32	0.71	(0.05)	0.65

Less distributions from:
Net investment income	(0.09)	(0.18)	(0.17)	(0.20)	(0.22)	(0.22)
Total distributions	(0.09)	(0.18)	(0.17)	(0.20)	(0.22)	(0.22)

Net asset value, end of period	$6.62	$6.50	$6.81	$6.66	$6.15	$6.42
Total return[3]	3.17%	(1.88)%	4.90%	11.68%	(0.89)%	11.06%

Net assets, end of period (millions)	$731	$727	$1,075	$917	$808	$728

Ratios to average net assets:
Gross expenses	1.33%[4]	1.33%	1.31%	1.32%	1.32%	1.31%
Net expenses[5]	1.33 [4]	1.33	1.31	1.32	1.32	1.31
Net investment income	2.60 [4]	2.79	2.57	3.11	3.40	3.56

Portfolio turnover rate	5%	9%	7%	15%	25%	14%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended September 30, 2014 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

28	Western Asset Intermediate-Term Municipals Fund 2014 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
Class I Shares[1]	2014[2]	2014	2013	2012	2011	2010

Net asset value, beginning of period	$6.49	$6.80	$6.66	$6.14	$6.41	$5.98

Income (loss) from operations:
Net investment income	0.11	0.23	0.23	0.25	0.26	0.27
Net realized and unrealized gain (loss)	0.12	(0.31)	0.14	0.52	(0.27)	0.43
Total income (loss) from operations	0.23	(0.08)	0.37	0.77	(0.01)	0.70

Less distributions from:
Net investment income	(0.11)	(0.23)	(0.23)	(0.25)	(0.26)	(0.27)
Total distributions	(0.11)	(0.23)	(0.23)	(0.25)	(0.26)	(0.27)

Net asset value, end of period	$6.61	$6.49	$6.80	$6.66	$6.14	$6.41
Total return[3]	3.55%	(1.17)%	5.54%	12.71%	(0.16)%	11.93%

Net assets, end of period (000s)	$461,872	$401,067	$503,867	$597,323	$314,561	$162,572

Ratios to average net assets:
Gross expenses	0.63%[4]	0.71%	0.58%	0.57%	0.56%	0.54%
Net expenses[5,6]	0.60 [4,7]	0.60 [7]	0.55 [7]	0.57	0.56	0.54
Net investment income	3.32 [4]	3.53	3.34	3.82	4.17	4.29

Portfolio turnover rate	5%	9%	7%	15%	25%	14%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended September 30, 2014 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[6]

As a result of an expense limitation arrangement, effective September 18, 2009, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.60%. This expense limitation arrangement cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2014 Semi-Annual Report	29

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Intermediate-Term Municipals Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

30	Western Asset Intermediate-Term Municipals Fund 2014 Semi-Annual Report

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Western Asset Intermediate-Term Municipals Fund 2014 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Municipal bonds	—	$2,300,275,650	—	$2,300,275,650
Statutory trust certificates	—	670,400	—	670,400
Total long-term investments	—	$2,300,946,050	—	$2,300,946,050
Short-term investments†	—	186,407,000	—	186,407,000
Total investments	—	$2,487,353,050	—	$2,487,353,050
Other financial instruments:
Futures contracts	$1,000,956	—	—	$1,000,956
Total	$1,000,956	$2,487,353,050	—	$2,488,354,006

†	See Schedule of Investments for additional detailed categorizations.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(d) Securities traded on a when-issued basis. The Fund may trade securities on a when-issued basis. In a when-issued transaction, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is

32	Western Asset Intermediate-Term Municipals Fund 2014 Semi-Annual Report

considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(e) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record, and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(g) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(h) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of September 30, 2014, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(i) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Western Asset Intermediate-Term Municipals Fund 2014 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.50% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund.

As a result of an expense limitation arrangement between the Fund and LMPFA, the ratio of expenses other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.60%. This expense limitation arrangement cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent.

During the six months ended September 30, 2014, fees waived and/or expenses reimbursed amounted to $73,441.

The investment manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the investment manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 2.25% for Class A shares. In certain cases, Class A shares have a 0.50% contingent deferred sales charge (“CDSC”), which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended September 30, 2014, LMIS and its affiliates retained sales charges of $37,443 on sales of the Fund’s Class A shares. In addition, for the six months ended September 30, 2014, CDSCs paid to LMIS and its affiliates were:

Class A
CDSCs	$4,424

The Fund had adopted an unfunded, non-qualified deferred compensation plan (the “Plan”) which allowed non-interested trustees (“Independent Trustees”) to defer the receipt of all or a portion of their fees earned until a later date specified by the Independent Trustees. The deferred balances are reported in the Statement of Assets and Liabilities under Trustees’ fees payable and are considered a general obligation of the Fund and any payments made pursuant to the Plan will be made from the Fund’s general assets. The Plan was

34	Western Asset Intermediate-Term Municipals Fund 2014 Semi-Annual Report

terminated effective January 1, 2007. This change had no effect on fees previously deferred. As of September 30, 2014, the Fund had accrued $1,570 as deferred compensation payable.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended September 30, 2014, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$123,039,333
Sales	138,080,856

At September 30, 2014, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$199,712,110
Gross unrealized depreciation	(10,574,320)
Net unrealized appreciation	$189,137,790

At September 30, 2014, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation
Contracts to Sell:
U.S. Treasury Long-Term Bonds	831	12/14	$115,601,049	$114,600,093	$1,000,956

4. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at September 30, 2014.

ASSET DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$1,000,956

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the footnotes. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended September 30, 2014. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

Western Asset Intermediate-Term Municipals Fund 2014 Semi-Annual Report	35

Notes to financial statements (unaudited) (cont’d)

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$(7,758,193)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$2,377,781

During the six months ended September 30, 2014, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to sell)	$107,901,665

The following table presents by financial instrument, the Fund’s derivative assets net of the related collateral received by the Fund at September 30, 2014:

	Gross Amount of Derivative Assets in the Statement of Assets and Liabilities[1]	Collateral Received	Net Amount
Futures contracts[2]	$337,594	—	$337,594

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]

Amount represents the current day’s variation margin as reported in the Statements of Assets and Liabilities. If differs from the cumulative appreciation (depreciation) presented in the previous table.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a service fee with respect to its Class A and Class C shares calculated at the annual rate of 0.15% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class C shares calculated at an annual rate of 0.60% of the average daily net assets of the class. Service and distribution fees are accrued daily and paid monthly.

For the six months ended September 30, 2014, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$937,732	$433,152
Class C	2,725,045	169,193
Class I	—	222,848
Total	$3,662,777	$825,193

36	Western Asset Intermediate-Term Municipals Fund 2014 Semi-Annual Report

For the six months ended September 30, 2014, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	—
Class C	—
Class I	$73,441
Total	$73,441

6. Distributions to shareholders by class

	Six Months Ended September 30, 2014	Year Ended March 31, 2014
Net Investment Income:
Class A	$19,773,324	$45,215,097
Class C	9,422,516	23,955,810
Class I	7,040,259	15,635,911
Total	$36,236,099	$84,806,818

7. Shares of beneficial interest

At September 30, 2014, the Fund had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended September 30, 2014		Year Ended March 31, 2014
	Shares	Amount	Shares	Amount
Class A
Shares sold	33,372,879	$218,923,302	53,156,563	$348,519,551
Shares issued on reinvestment	2,844,342	18,716,815	6,571,618	42,703,256
Shares repurchased	(23,736,327)	(155,838,327)	(98,002,485)	(634,414,722)
Net increase (decrease)	12,480,894	$81,801,790	(38,274,304)	$(243,191,915)

Class C
Shares sold	10,150,727	$66,803,748	24,639,029	$163,997,227
Shares issued on reinvestment	1,365,872	9,000,128	3,503,606	22,818,624
Shares repurchased	(12,883,925)	(84,681,600)	(74,182,498)	(484,078,584)
Net decrease	(1,367,326)	$(8,877,724)	(46,039,863)	$(297,262,733)

Class I
Shares sold	13,866,023	$91,119,833	32,709,866	$214,425,840
Shares issued on reinvestment	944,478	6,215,272	2,068,179	13,438,423
Shares repurchased	(6,755,026)	(44,328,171)	(47,049,916)	(304,609,252)
Net increase (decrease)	8,055,475	$53,006,934	(12,271,871)	$(76,744,989)

Western Asset Intermediate-Term Municipals Fund 2014 Semi-Annual Report	37

Notes to financial statements (unaudited) (cont’d)

8. Capital loss carryforward

As of March 31, 2014 the Fund had the following net capital loss carryforwards remaining:

Year of Expiration	Amount
3/31/2015	$(283,837)
3/31/2018	(20,981,898)
3/31/2019	(46,830,604)
$(68,096,339)

These amounts will be available to offset any future taxable capital gains, except that under applicable tax rules, deferred capital losses of $41,740,532, which have no expiration date, must be used first to offset any such gains.

38	Western Asset Intermediate-Term Municipals Fund 2014 Semi-Annual Report

Western Asset

Intermediate-Term Municipals Fund

Trustees

Elliott J. Berv

Jane F. Dasher

Mark T. Finn

Kenneth D. Fuller

President

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Chair

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

Western Asset Intermediate-Term Municipals Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Western Asset Intermediate-Term Municipals Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund 1-877-721-1926, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Intermediate-Term Municipals Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

© 2014 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2011

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com/individualinvestors

© 2014 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD0804 11/14 SR14-2330

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer

Date: November 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer

Date: November 21, 2014

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date: November 21, 2014